SHARE-BASED COMPENSATION PLANS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ratio of American Depositary Share to Ordinary share	$ 0.4388	$ 0.1632
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of vested RSU	$ 0.4	$ 0.4
Aggregate fair value of unvested restricted stock unit	0.8	$ 0.9
Unrecognized share-based compensation cost related to restricted stock units	$ 0.1
Unrecognized share-based compensation cost, weighted-average vesting period	4 years